Defined benefit pension schemes - Movement and deficit (Details) - Pension plans - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined benefit pension schemes
Net surplus (deficit), beginning of year	£ (129)	£ 84	£ (87)
Current service cost	(46)	(34)	(36)
Past service cost			48
Net interest on net defined benefit liability (asset)	(3)	3	(3)
Administration expenses	(8)	(5)	(5)
Employers' contributions	50	45	56
Actuarial gains and losses	200	(181)	57
Transfer into investment in Prudential insurance policies	(8)	(41)	54
Net surplus (deficit), end of year	56	(129)	84
Plan assets
Defined benefit pension schemes
Net surplus (deficit), beginning of year	9,006	7,819	8,067
Net interest on net defined benefit liability (asset)	228	292	278
Administration expenses	(8)	(5)	(5)
Benefit payments	(479)	(350)	(301)
Employers' contributions	50	45	56
Employees' contributions	1	2	2
Actuarial gains and losses	119	1,203	(278)
Net surplus (deficit), end of year	8,917	9,006	7,819
Present value of benefit obligations
Defined benefit pension schemes
Net surplus (deficit), beginning of year	(8,443)	(6,858)	(7,312)
Current service cost	(46)	(34)	(36)
Past service cost			48
Net interest on net defined benefit liability (asset)	(214)	(254)	(250)
Benefit payments	479	350	301
Employees' contributions	(1)	(2)	(2)
Actuarial gains and losses		(1,645)	393
Net surplus (deficit), end of year	(8,225)	(8,443)	(6,858)
Surplus (deficit) (without the effect of IFRIC 14)
Defined benefit pension schemes
Net surplus (deficit), beginning of year	563	961	755
Current service cost	(46)	(34)	(36)
Past service cost			48
Net interest on net defined benefit liability (asset)	14	38	28
Administration expenses	(8)	(5)	(5)
Employers' contributions	50	45	56
Actuarial gains and losses	119	(442)	115
Net surplus (deficit), end of year	692	563	961
Effect of IFRIC 14 for derecognition of PSPS surplus
Defined benefit pension schemes
Net surplus (deficit), beginning of year	(558)	(800)	(710)
Net interest on net defined benefit liability (asset)	(14)	(32)	(26)
Actuarial gains and losses	87	274	(64)
Net surplus (deficit), end of year	(485)	(558)	(800)
Economic basis net surplus (deficit)
Defined benefit pension schemes
Net surplus (deficit), beginning of year	5	161	45
Current service cost	(46)	(34)	(36)
Past service cost			48
Net interest on net defined benefit liability (asset)		6	2
Administration expenses	(8)	(5)	(5)
Employers' contributions	50	45	56
Actuarial gains and losses	206	(168)	51
Net surplus (deficit), end of year	207	5	161
Other adjustments including for investments in Prudential insurance policies
Defined benefit pension schemes
Net surplus (deficit), beginning of year	(134)	(77)	(132)
Net interest on net defined benefit liability (asset)	(3)	(3)	(5)
Actuarial gains and losses	(6)	(13)	6
Transfer into investment in Prudential insurance policies	(8)	(41)	54
Net surplus (deficit), end of year	£ (151)	£ (134)	£ (77)